UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$2,812,172	$2,487,864,484

Total Investments (Cost - $2,882,069,690) - 100.1%		2,487,864,484
Liabilities in Excess of Other Assets - (0.1)%		(2,721,060)

Net Assets - 100.0%		$2,485,143,424

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$2,487,864,484
Level 3	—

Total	$2,487,864,484

BlackRock Large Cap Core Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$158,258	$94,628,530

Total Investments (Cost - $125,961,558) - 100.0%		94,628,530
Liabilities in Excess of Other Assets - (0.0)%		(47,692)

Net Assets - 100.0%		$94,580,838

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$94,628,530
Level 3	—

Total	$94,628,530

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 8.1%

Household Durables - 0.5%	KB Home (a)	1,190,000	$12,697,300
	NVR, Inc. (b)	10,000	4,260,900

			16,958,200

Leisure Equipment & Products - 1.0%	Hasbro, Inc.	1,340,000	32,334,200

Media - 0.7%	Omnicom Group, Inc.	960,000	24,854,400

Multiline Retail - 2.1%	Dollar Tree, Inc. (b)	820,000	35,022,200
	Family Dollar Stores, Inc.	1,230,000	34,157,100

			69,179,300

Specialty Retail - 3.1%	AutoZone, Inc. (b)	270,000	35,880,300
	Foot Locker, Inc.	1,910,000	14,057,600
	The Gap, Inc.	1,290,000	14,551,200
	Limited Brands, Inc.	900,000	7,128,000
	RadioShack Corp.	1,430,000	16,387,800
	Ross Stores, Inc.	540,000	15,886,800

			103,891,700

Textiles, Apparel & Luxury Goods - 0.7%	Polo Ralph Lauren Corp. (a)	550,000	22,566,500

	Total Consumer Discretionary		269,784,300

Consumer Staples - 6.0%

Beverages - 0.5%	The Coca-Cola Co.	190,000	8,116,800
	Hansen Natural Corp. (b)	240,000	8,040,000

			16,156,800

Food & Staples Retailing - 2.7%	BJ’s Wholesale Club, Inc. (b)	1,120,000	32,121,600
	The Kroger Co.	1,500,000	33,750,000
	SYSCO Corp.	620,000	13,819,800
	Wal-Mart Stores, Inc.	240,000	11,308,800

			91,000,200

Food Products - 0.9%	Archer-Daniels-Midland Co.	1,080,000	29,570,400

Household Products - 1.1%	The Procter & Gamble Co.	680,000	37,060,000

Personal Products - 0.8%	Herbalife Ltd.	1,320,000	27,073,200

Tobacco - 0.0%	Philip Morris International, Inc.	10,000	371,500

	Total Consumer Staples		201,232,100

Energy - 23.6%

Energy Equipment & Services - 3.6%	ENSCO International, Inc.	1,300,000	35,568,000
	Nabors Industries Ltd. (b)	3,110,000	34,054,500
	Rowan Cos., Inc.	860,000	10,887,600
	Tidewater, Inc.	903,940	37,612,943

			118,123,043

Oil, Gas & Consumable Fuels - 20.0%	Anadarko Petroleum Corp.	1,140,000	41,883,600
	Apache Corp.	590,000	44,250,000
	Chevron Corp.	1,350,000	95,202,000
	ConocoPhillips	1,350,000	64,165,500
	Exxon Mobil Corp.	2,640,000	201,907,200
	Marathon Oil Corp.	1,540,000	41,934,200
	Murphy Oil Corp.	850,000	37,553,000
	Occidental Petroleum Corp.	950,000	51,822,500

1

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sunoco, Inc. (a)	840,000	$38,908,800
	Tesoro Corp.	830,000	14,300,900
	Valero Energy Corp.	1,630,000	39,315,600

			671,243,300

	Total Energy		789,366,343

Financials - 3.2%

Consumer Finance - 0.7%	Capital One Financial Corp.	1,590,000	25,185,600

Diversified Financial Services - 0.2%	JPMorgan Chase & Co.	220,000	5,612,200

Insurance - 2.3%	PartnerRe Ltd.	410,000	26,867,300
	The Travelers Cos., Inc.	420,000	16,228,800
	UnumProvident Corp.	2,420,000	34,267,200

			77,363,300

	Total Financials		108,161,100

Health Care - 23.5%

Biotechnology - 1.8%	Amgen, Inc. (b)	1,100,000	60,335,000

Health Care Equipment & Supplies - 1.6%	C.R. Bard, Inc.	320,000	27,382,400
	Edwards Lifesciences Corp. (b)	480,000	27,595,200

			54,977,600

Health Care Providers & Services - 9.9%	Aetna, Inc.	1,270,000	39,370,000
	AmerisourceBergen Corp.	1,050,000	38,136,000
	Cigna Corp.	290,000	5,034,400
	Community Health Systems, Inc. (b)	470,000	8,760,800
	Express Scripts, Inc. (b)	490,000	26,342,400
	Humana, Inc. (b)	890,000	33,757,700
	LifePoint Hospitals, Inc. (b)	350,000	7,889,000
	Lincare Holdings, Inc. (b)	1,350,000	32,467,500
	McKesson Corp.	730,000	32,266,000
	Omnicare, Inc.	603,774	16,881,521
	Quest Diagnostics, Inc.	740,000	36,519,000
	UnitedHealth Group, Inc.	380,000	10,765,400
	WellPoint, Inc. (b)	1,070,000	44,351,500

			332,541,221

Life Sciences Tools & Services - 0.3%	PerkinElmer, Inc.	290,000	3,659,800
	Waters Corp. (b)	210,000	7,595,700

			11,255,500

Pharmaceuticals - 9.9%	Bristol-Myers Squibb Co.	560,000	11,989,600
	Eli Lilly & Co.	1,360,000	50,075,200
	Endo Pharmaceuticals Holdings, Inc. (b)	350,000	7,864,500
	Forest Laboratories, Inc. (b)	1,520,000	38,060,800
	Johnson & Johnson	1,750,000	100,957,500
	King Pharmaceuticals, Inc. (b)	1,600,000	13,984,000
	Pfizer, Inc.	5,030,000	73,337,400
	Schering-Plough Corp. (a)	1,400,000	24,584,000
	Watson Pharmaceuticals, Inc. (b)	340,000	9,275,200

			330,128,200

	Total Health Care		789,237,521

2

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrials - 7.9%

Aerospace & Defense - 3.6%	General Dynamics Corp.	730,000	$41,412,900
	L-3 Communications Holdings, Inc.	510,000	40,300,200
	Raytheon Co.	780,000	39,483,600

			121,196,700

Commercial Services & Supplies - 0.8%	R.R. Donnelley & Sons Co.	670,000	6,539,200
	Waste Management, Inc.	610,000	19,025,900

			25,565,100

Electrical Equipment - 0.6%	Cooper Industries Ltd. Class A	760,000	20,451,600

Industrial Conglomerates - 0.6%	General Electric Co.	1,680,000	20,378,400

Machinery - 0.9%	Dover Corp.	1,100,000	31,108,000

Professional Services - 0.2%	Manpower, Inc.	250,000	7,115,000

Road & Rail - 0.8%	Ryder System, Inc.	560,000	18,916,800
	Union Pacific Corp.	190,000	8,320,100

			27,236,900

Trading Companies & Distributors - 0.4%	MSC Industrial Direct Co. Class A	220,000	7,537,200
	United Rentals, Inc. (b)	760,000	4,240,800

			11,778,000

	Total Industrials		264,829,700

Information Technology - 24.0%

Communications Equipment - 1.2%	Cisco Systems, Inc. (b)	380,000	5,688,600
	F5 Networks, Inc. (b)	1,530,000	33,920,100

			39,608,700

Computers & Peripherals - 6.2%	Hewlett-Packard Co.	1,990,000	69,152,500
	International Business Machines Corp.	190,000	17,413,500
	Lexmark International, Inc. Class A (b)	1,330,000	31,494,400
	NetApp, Inc. (b)	1,170,000	17,351,100
	QLogic Corp. (b)	2,480,000	28,073,600
	Seagate Technology	2,330,000	8,830,700
	Western Digital Corp. (b)	2,370,000	34,791,600

			207,107,400

Electronic Equipment & Instruments - 0.6%	Dolby Laboratories, Inc. Class A (b)	80,000	2,044,800
	Ingram Micro, Inc. Class A (b)	600,000	7,362,000
	Mettler Toledo International, Inc. (b)	170,000	11,318,600

			20,725,400

IT Services - 5.2%	Accenture Ltd. Class A	1,360,000	42,921,600
	Affiliated Computer Services, Inc. Class A (b)	340,000	15,592,400
	Alliance Data Systems Corp. (a)(b)	810,000	33,687,900
	Computer Sciences Corp. (b)	1,032,900	38,052,036
	Global Payments, Inc.	580,000	20,131,800
	Hewitt Associates, Inc. Class A (b)	840,000	23,839,200

			174,224,936

Office Electronics - 0.7%	Xerox Corp.	3,610,000	23,970,400

Semiconductors & Semiconductor Equipment - 4.0%	Altera Corp.	2,220,000	34,143,600
	Broadcom Corp. Class A (b)	1,630,000	25,835,500
	Integrated Device Technology, Inc. (b)	1,340,000	7,691,600
	LSI Corp. (b)	4,360,000	13,864,800

3

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Marvell Technology Group Ltd. (b)(c)	1,390,000	$10,133,100
	Novellus Systems, Inc. (b)	1,760,000	24,270,400
	Silicon Laboratories, Inc. (b)	350,000	8,060,500
	Xilinx, Inc.	480,000	8,088,000

			132,087,500

Software - 6.1%	Adobe Systems, Inc. (b)	1,070,000	20,661,700
	BMC Software, Inc. (b)	960,000	24,316,800
	CA, Inc.	1,580,000	28,424,200
	Compuware Corp. (b)	2,710,000	17,615,000
	McAfee, Inc. (b)	800,000	24,392,000
	Microsoft Corp.	1,390,000	23,769,000
	Symantec Corp. (b)	2,670,000	40,931,100
	Synopsys, Inc. (b)	1,350,000	24,975,000

			205,084,800

	Total Information Technology		802,809,136

Materials - 0.5%

Chemicals - 0.4%	The Dow Chemical Co.	1,090,000	12,633,100

Metals & Mining - 0.1%	Reliance Steel & Aluminum Co.	130,000	2,876,900

	Total Materials		15,510,000

Telecommunication Services - 2.2%

Diversified Telecommunication Services - 2.2%	AT&T, Inc.	1,190,000	29,297,800
	Qwest Communications International, Inc. (a)	10,210,000	32,876,200
	Verizon Communications, Inc.	350,000	10,454,500

	Total Telecommunication Services		72,628,500

Utilities - 1.0%

Independent Power Producers & Energy Traders - 1.0%	The AES Corp. (b)	4,390,000	34,724,900

	Total Utilities		34,724,900

	Total Long-Term Investments (Cost - $3,783,965,909) - 100.0%		3,348,283,600

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.77% (d)(e)(f)	$53,299	53,299,350

	Total Short-Term Securities (Cost - $53,299,350) - 1.6%		53,299,350

	Total Investments (Cost - $3,837,265,259*) - 101.6%		3,401,582,950
	Liabilities in Excess of Other Assets - (1.6)%		(52,702,216)

	Net Assets - 100.0%		$3,348,880,734

4

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,912,841,595

Gross unrealized appreciation	$185,678,858
Gross unrealized depreciation	(696,937,503)

Net unrealized depreciation	$(511,258,645)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	$41,710,950	$27,534

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,348,283,600
Level 2	53,299,350
Level 3	—

Total	$3,401,582,950

5

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$659,379	$499,023,635

Total Investments (Cost - $542,669,458) - 100.1%		499,023,635
Liabilities in Excess of Other Assets - (0.1)%		(568,744)

Net Assets - 100.0%		$498,454,891

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$499,023,635
Level 3	—

Total	$499,023,635

BlackRock Large Cap Growth Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$117,390	$71,883,067

Total Investments (Cost - $90,034,724) - 100.0%		71,883,067
Liabilities in Excess of Other Assets - (0.0)%		(34,941)

Net Assets - 100.0%		$71,848,126

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$71,883,067
Level 3	—

Total	$71,883,067

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 8.2%

Diversified Consumer Services - 1.2%	Apollo Group, Inc. Class A (a)	93,000	$7,575,780

Hotels, Restaurants & Leisure - 0.0%	McDonald's Corp.	2,000	116,040

Household Durables - 0.6%	NVR, Inc. (a)	9,000	3,834,810

Leisure Equipment & Products - 1.0%	Hasbro, Inc.	243,000	5,863,590

Media - 1.0%	Omnicom Group, Inc.	234,000	6,058,260

Multiline Retail - 2.1%	Dollar Tree, Inc. (a)	152,000	6,491,920
	Family Dollar Stores, Inc.	215,000	5,970,550

			12,462,470

Specialty Retail - 1.4%	AnnTaylor Stores Corp. (a)	255,000	1,254,600
	AutoZone, Inc. (a)	54,000	7,176,060

			8,430,660

Textiles, Apparel & Luxury Goods - 0.9%	Polo Ralph Lauren Corp.	136,000	5,580,080

	Total Consumer Discretionary		49,921,690

Consumer Staples - 4.8%

Beverages - 1.1%	Hansen Natural Corp. (a)(b)	204,000	6,834,000

Food & Staples Retailing - 2.3%	The Kroger Co.	299,000	6,727,500
	SYSCO Corp.	338,000	7,534,020

			14,261,520

Household Products - 0.4%	The Procter & Gamble Co.	40,000	2,180,000

Personal Products - 1.0%	Herbalife Ltd.	292,000	5,988,920

	Total Consumer Staples		29,264,440

Energy - 13.6%

Energy Equipment & Services - 5.3%	ENSCO International, Inc.	247,000	6,757,920
	Nabors Industries Ltd. (a)	563,000	6,164,850
	Noble Corp.	265,000	7,194,750
	Rowan Cos., Inc.	464,000	5,874,240
	Tidewater, Inc.	147,000	6,116,670

			32,108,430

Oil, Gas & Consumable Fuels - 8.3%	Exxon Mobil Corp.	222,000	16,978,560
	Murphy Oil Corp.	165,000	7,289,700
	Occidental Petroleum Corp.	232,000	12,655,600
	Sunoco, Inc.	150,000	6,948,000
	Tesoro Corp.	369,000	6,357,870

			50,229,730

	Total Energy		82,338,160

Financials - 1.3%

Insurance - 1.3%	Aflac, Inc.	323,000	7,496,830
	The Travelers Cos., Inc.	10,000	386,400

	Total Financials		7,883,230

Health Care - 26.5%

Biotechnology - 0.6%	Cephalon, Inc. (a)(b)	49,000	3,781,820

Health Care Equipment & Supplies - 1.3%	C.R. Bard, Inc.	18,000	1,540,260
	Edwards Lifesciences Corp. (a)	113,000	6,496,370

			8,036,630

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Providers & Services - 13.6%	Aetna, Inc.	236,000	$7,316,000
	AmerisourceBergen Corp.	170,000	6,174,400
	Cigna Corp.	352,000	6,110,720
	Community Health Systems, Inc. (a)	283,000	5,275,120
	Express Scripts, Inc. (a)	135,000	7,257,600
	Humana, Inc. (a)	168,000	6,372,240
	Lincare Holdings, Inc. (a)	254,000	6,108,700
	McKesson Corp. (b)	174,000	7,690,800
	Medco Health Solutions, Inc. (a)	54,000	2,426,220
	Omnicare, Inc.	221,000	6,179,160
	Quest Diagnostics, Inc.	143,000	7,057,050
	UnitedHealth Group, Inc.	285,000	8,074,050
	WellPoint, Inc. (a)	153,000	6,341,850

			82,383,910

Health Care Technology - 0.8%	IMS Health, Inc.	332,000	4,820,640

Pharmaceuticals - 10.2%	Abbott Laboratories	45,000	2,494,800
	Bristol-Myers Squibb Co.	545,000	11,668,450
	Eli Lilly & Co.	181,000	6,664,420
	Endo Pharmaceuticals Holdings, Inc. (a)	309,000	6,943,230
	Forest Laboratories, Inc. (a)	248,000	6,209,920
	Johnson & Johnson (b)	216,000	12,461,040
	Pfizer, Inc.	177,600	2,589,408
	Schering-Plough Corp.	353,000	6,198,680
	Watson Pharmaceuticals, Inc. (a)	241,000	6,574,480

			61,804,428

	Total Health Care		160,827,428

Industrials - 8.8%

Aerospace & Defense - 4.0%	General Dynamics Corp.	101,000	5,729,730
	L-3 Communications Holdings, Inc.	95,000	7,506,900
	Northrop Grumman Corp.	137,000	6,592,440
	Raytheon Co.	86,000	4,353,320

			24,182,390

Construction & Engineering - 0.2%	URS Corp. (a)	33,000	1,123,650

Electrical Equipment - 0.5%	Hubbell, Inc. Class B	101,000	3,131,000

Machinery - 1.1%	Dover Corp.	231,000	6,532,680

Professional Services - 0.2%	Manpower, Inc.	42,000	1,195,320

Road & Rail - 1.8%	Norfolk Southern Corp.	137,000	5,255,320
	Ryder System, Inc.	161,000	5,438,580

			10,693,900

Trading Companies & Distributors - 1.0%	WESCO International, Inc. (a)	347,000	6,391,740

	Total Industrials		53,250,680

Information Technology - 33.7%

Communications Equipment - 2.2%	Cisco Systems, Inc. (a)	110,000	1,646,700
	F5 Networks, Inc. (a)	286,000	6,340,620
	JDS Uniphase Corp. (a)	1,498,000	5,437,740

			13,425,060

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Computers & Peripherals - 8.6%	EMC Corp. (a)	213,000	$2,351,520
	Hewlett-Packard Co.	531,000	18,452,250
	International Business Machines Corp.	64,000	5,865,600
	Lexmark International, Inc. Class A (a)	219,000	5,185,920
	NetApp, Inc. (a)	459,000	6,806,970
	QLogic Corp. (a)	488,000	5,524,160
	Seagate Technology	525,000	1,989,750
	Western Digital Corp. (a)	426,000	6,253,680

			52,429,850

Electronic Equipment & Instruments - 1.0%	Mettler Toledo International, Inc. (a)	91,000	6,058,780

IT Services - 6.7%	Accenture Ltd. Class A	282,000	8,899,920
	Affiliated Computer Services, Inc. Class A (a)	145,000	6,649,700
	Alliance Data Systems Corp. (a)	162,000	6,737,580
	Automatic Data Processing, Inc.	139,000	5,049,870
	Global Payments, Inc.	185,000	6,421,350
	Hewitt Associates, Inc. Class A (a)	249,000	7,066,620

			40,825,040

Semiconductors & Semiconductor Equipment - 6.7%	Altera Corp.	416,000	6,398,080
	Broadcom Corp. Class A (a)	423,000	6,704,550
	Integrated Device Technology, Inc. (a)	1,045,000	5,998,300
	LSI Corp. (a)	1,681,000	5,345,580
	Marvell Technology Group Ltd. (a)(c)	965,000	7,034,850
	National Semiconductor Corp.	199,000	2,017,860
	Novellus Systems, Inc. (a)	81,000	1,116,990
	Silicon Laboratories, Inc. (a)	264,000	6,079,920

			40,696,130

Software - 8.5%	BMC Software, Inc. (a)	246,000	6,231,180
	CA, Inc.	356,000	6,404,440
	Compuware Corp. (a)	910,000	5,915,000
	McAfee, Inc. (a)	228,000	6,951,720
	Microsoft Corp.	459,000	7,848,900
	Oracle Corp. (a)	320,000	5,385,600
	Symantec Corp. (a)	402,000	6,162,660
	Synopsys, Inc. (a)	343,000	6,345,500

			51,245,000

	Total Information Technology		204,679,860

Telecommunication Services - 2.0%

Diversified Telecommunication Services - 1.1%	Qwest Communications International, Inc.	1,989,000	6,404,580

Wireless Telecommunication Services - 0.9%	NII Holdings, Inc. (a)	290,000	5,626,000

	Total Telecommunication Services		12,030,580

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Utilities - 1.1%

Independent Power Producers & Energy Traders - 1.1%	The AES Corp. (a)	858,000	$6,786,780

	Total Utilities		6,786,780

	Total Long-Term Investments (Cost - $674,268,368) - 100.0%		606,982,848

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 0.66% (d)(e)	$299	299,170
	BlackRock Liquidity Series, LLC Money Market Series, 0.77% (d)(e)(f)	6,768	6,767,600

	Total Short-Term Securities (Cost - $7,066,770) - 1.2%		7,066,770

	Total Investments (Cost - $681,335,138*) - 101.2%		614,049,618
	Liabilities in Excess of Other Assets - (1.2)%		(7,138,022)

	Net Assets - 100.0%		$606,911,596

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$699,584,999

Gross unrealized appreciation	$29,776,356
Gross unrealized depreciation	(115,305,611)

Net unrealized depreciation	$(85,529,255)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$299,170	$178
BlackRock Liquidity Series, LLC Money Market Series	$1,973,600	$15,260

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$606,982,848
Level 2	7,066,770
Level 3	—

Total	$614,049,618

BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$3,199,578	$2,475,050,167

Total Investments (Cost - $2,929,464,279) - 100.1%		2,475,050,167
Liabilities in Excess of Other Assets - (0.1)%		(2,776,948)

Net Assets - 100.0%		$2,472,273,219

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$2,475,050,167
Level 3	—

Total	$2,475,050,167

BlackRock Large Cap Value Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$163,260	$116,249,807

Total Investments (Cost - $132,289,133) - 100.0%		116,249,807
Liabilities in Excess of Other Assets - (0.0)%		(43,799)

Net Assets - 100.0%		$116,206,008

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$116,249,807
Level 3	—

Total	$116,249,807

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 5.6%

Household Durables - 1.8%	Jarden Corp. (a)(b)	1,460,000	$15,227,800
	NVR, Inc. (a)	60,000	25,565,400
	Toll Brothers, Inc. (a)(b)	370,000	6,297,400

			47,090,600

Leisure Equipment & Products - 1.0%	Hasbro, Inc.	1,090,000	26,301,700

Multiline Retail - 1.0%	Family Dollar Stores, Inc.	1,000,000	27,770,000

Specialty Retail - 1.8%	AutoNation, Inc. (a)(b)	280,000	2,598,400
	Foot Locker, Inc.	3,510,000	25,833,600
	RadioShack Corp.	1,600,000	18,336,000

			46,768,000

	Total Consumer Discretionary		147,930,300

Consumer Staples - 3.8%

Food & Staples Retailing - 2.0%	BJ’s Wholesale Club, Inc. (a)	930,000	26,672,400
	The Kroger Co.	1,170,000	26,325,000

			52,997,400

Food Products - 0.9%	Archer-Daniels-Midland Co.	890,000	24,368,200

Household Products - 0.9%	The Procter & Gamble Co.	440,000	23,980,000

	Total Consumer Staples		101,345,600

Energy - 28.8%

Energy Equipment & Services - 3.0%	ENSCO International, Inc.	910,000	24,897,600
	Nabors Industries Ltd. (a)	2,430,000	26,608,500
	Tidewater, Inc.	690,000	28,710,900

			80,217,000

Oil, Gas & Consumable Fuels - 25.8%	Anadarko Petroleum Corp.	1,030,000	37,842,200
	Apache Corp.	570,000	42,750,000
	Chevron Corp.	1,770,000	124,820,400
	ConocoPhillips	1,640,000	77,949,200
	Exxon Mobil Corp.	3,280,000	250,854,400
	Marathon Oil Corp.	1,440,000	39,211,200
	Occidental Petroleum Corp.	510,000	27,820,500
	Sunoco, Inc. (b)	650,000	30,108,000
	Tesoro Corp.	1,040,000	17,919,200
	Valero Energy Corp.	1,460,000	35,215,200

			684,490,300

	Total Energy		764,707,300

Financials - 9.9%

Consumer Finance - 0.9%	Capital One Financial Corp.	1,650,000	26,136,000

Diversified Financial Services - 0.5%	JPMorgan Chase & Co.	460,000	11,734,600

Insurance - 8.5%	American Financial Group, Inc.	860,000	14,602,800
	CNA Financial Corp. (a)	610,000	7,094,300
	Chubb Corp.	870,000	37,044,600
	Lincoln National Corp.	890,000	13,465,700
	PartnerRe Ltd.	460,000	30,143,800
	RenaissanceRe Holdings Ltd.	620,000	27,707,800
	Transatlantic Holdings, Inc.	100,000	3,215,000
	The Travelers Cos., Inc.	1,100,000	42,504,000
	UnumProvident Corp.	2,100,000	29,736,000

1

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	W.R. Berkley Corp.	740,000	$19,595,200

			225,109,200

	Total Financials		262,979,800

Health Care - 24.4%

Biotechnology - 2.6%	Amgen, Inc. (a)	1,250,000	68,562,500

Health Care Providers & Services - 10.4%	Aetna, Inc.	960,000	29,760,000
	AmerisourceBergen Corp.	840,000	30,508,800
	Cigna Corp.	450,000	7,812,000
	Community Health Systems, Inc. (a)	60,000	1,118,400
	Humana, Inc. (a)	640,000	24,275,200
	LifePoint Hospitals, Inc. (a)	1,180,000	26,597,200
	Lincare Holdings, Inc. (a)	940,000	22,607,000
	McKesson Corp.	710,000	31,382,000
	Omnicare, Inc.	1,060,000	29,637,600
	Quest Diagnostics, Inc.	390,000	19,246,500
	Universal Health Services, Inc. Class B	330,000	12,490,500
	WellPoint, Inc. (a)	980,000	40,621,000

			276,056,200

Health Care Technology - 0.0%	IMS Health, Inc.	20,000	290,400

Pharmaceuticals - 11.4%	Eli Lilly & Co.	1,360,000	50,075,200
	Endo Pharmaceuticals Holdings, Inc. (a)	1,120,000	25,166,400
	Forest Laboratories, Inc. (a)	1,280,000	32,051,200
	Johnson & Johnson	790,000	45,575,100
	King Pharmaceuticals, Inc. (a)	3,320,000	29,016,800
	Pfizer, Inc.	6,350,000	92,583,000
	Watson Pharmaceuticals, Inc. (a)	1,090,000	29,735,200

			304,202,900

	Total Health Care		649,112,000

Industrials - 10.2%

Aerospace & Defense - 4.6%	General Dynamics Corp.	720,000	40,845,600
	L-3 Communications Holdings, Inc.	390,000	30,817,800
	Northrop Grumman Corp.	700,000	33,684,000
	Raytheon Co.	310,000	15,692,200

			121,039,600

Commercial Services & Supplies - 1.5%	R.R. Donnelley & Sons Co.	1,210,000	11,809,600
	Waste Management, Inc.	940,000	29,318,600

			41,128,200

Industrial Conglomerates - 1.4%	General Electric Co.	2,970,000	36,026,100

Machinery - 1.3%	Dover Corp.	920,000	26,017,600
	Gardner Denver, Inc. (a)	390,000	8,490,300

			34,507,900

Professional Services - 0.1%	Manpower, Inc.	140,000	3,984,400

Road & Rail - 1.0%	Ryder System, Inc.	750,000	25,335,000

Trading Companies & Distributors - 0.3%	United Rentals, Inc. (a)	1,090,000	6,082,200
	WESCO International, Inc. (a)	90,000	1,657,800

			7,740,000

	Total Industrials		269,761,200

2

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Information Technology - 12.8%

Computers & Peripherals - 3.8%	Hewlett-Packard Co.	720,000	$25,020,000
	Lexmark International, Inc. Class A (a)	1,190,000	28,179,200
	QLogic Corp. (a)	2,410,000	27,281,200
	Seagate Technology	890,000	3,373,100
	Western Digital Corp. (a)	1,240,000	18,203,200

			102,056,700

Electronic Equipment & Instruments - 1.3%	Ingram Micro, Inc. Class A (a)	1,790,000	21,963,300
	Tech Data Corp. (a)	680,000	12,314,800

			34,278,100

IT Services - 1.8%	Affiliated Computer Services, Inc. Class A	290,000	13,299,400
	Computer Sciences Corp. (a)	900,000	33,156,000

			46,455,400

Semiconductors & Semiconductor Equipment - 1.3%	Integrated Device Technology, Inc. (a)	1,820,000	10,446,800
	LSI Corp. (a)	7,330,000	23,309,400

			33,756,200

Software - 4.6%	BMC Software, Inc. (a)	620,000	15,704,600
	CA, Inc.	1,290,000	23,207,100
	Compuware Corp. (a)	3,610,000	23,465,000
	McAfee, Inc. (a)	190,000	5,793,100
	Symantec Corp. (a)	2,320,000	35,565,600
	Synopsys, Inc. (a)	1,050,000	19,425,000

			123,160,400

	Total Information Technology		339,706,800

Materials - 0.7%

Chemicals - 0.7%	The Dow Chemical Co.	1,570,000	18,196,300

	Total Materials		18,196,300

Telecommunication Services - 3.8%

Diversified Telecommunication Services - 3.8%	AT&T, Inc.	1,820,000	44,808,400
	Qwest Communications International, Inc.	7,720,000	24,858,400
	Verizon Communications, Inc.	1,010,000	30,168,700

	Total Telecommunication Services		99,835,500

	Total Long-Term Investments (Cost - $3,129,900,883) - 100.0%		2,653,574,800

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.77% (c)(d)(e)	$44,101	44,101,200

	Total Short-Term Securities (Cost - $44,101,200) - 1.6%		44,101,200

	Total Investments (Cost - $3,174,002,083*) - 101.6%		2,697,676,000
	Liabilities in Excess of Other Assets - (1.6)%		(43,531,060)

	Net Assets - 100.0%		$2,654,144,940

3

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments January 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,266,729,295

Gross unrealized appreciation	$156,489,297
Gross unrealized depreciation	(725,542,592)

Net unrealized depreciation	$(569,053,295)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(3,951,863)	$6,075
BlackRock Liquidity Series, LLC Money Market Series	$11,620,300	$26,046

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,653,574,800
Level 2	44,101,200
Level 3	—

Total	$2,697,676,000

4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 25, 2009